Annual Fund Operating Expenses	Dec. 31, 2025
Abbey Capital Futures Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Abbey Capital Futures Strategy Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.77%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	2.04%
Abbey Capital Futures Strategy Fund | Class T Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.77%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%	[3]
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	2.04%
Abbey Capital Futures Strategy Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.77%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	1.79%
Abbey Capital Futures Strategy Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.77%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	2.85%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	2.79%
ABBEY CAPITAL MULTI ASSET FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
ABBEY CAPITAL MULTI ASSET FUND | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.77%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	1.88%	[6]
Fee Waiver or Reimbursement	(0.08%)	[7]
Net Expenses (as a percentage of Assets)	1.80%	[6]
ABBEY CAPITAL MULTI ASSET FUND | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.77%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	2.13%	[6]
Fee Waiver or Reimbursement	(0.08%)	[7]
Net Expenses (as a percentage of Assets)	2.05%	[6]
ABBEY CAPITAL MULTI ASSET FUND | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.77%	[4]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	2.88%	[6]
Fee Waiver or Reimbursement	(0.08%)	[7]
Net Expenses (as a percentage of Assets)	2.80%	[6]
Adara Smaller Companies Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2025
Adara Smaller Companies Fund | Adara Smaller Companies Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[8]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.80%
Aquarius International Fund | Aquarius International Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.67%
Boston Partners All-Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Boston Partners All-Cap Value Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.05%)	[10]
Net Expenses (as a percentage of Assets)	0.80%
Boston Partners All-Cap Value Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.05%)	[10]
Net Expenses (as a percentage of Assets)	1.05%
Boston Partners Global Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Boston Partners Global Equity Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.16%)	[11]
Net Expenses (as a percentage of Assets)	0.95%
Boston Partners Global Sustainability Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Boston Partners Global Sustainability Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.94%
Expenses (as a percentage of Assets)	1.74%
Fee Waiver or Reimbursement	(0.84%)	[12]
Net Expenses (as a percentage of Assets)	0.90%
Boston Partners Long/Short Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Boston Partners Long/Short Equity Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	2.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	2.63%
Fee Waiver or Reimbursement	(0.61%)	[13]
Net Expenses (as a percentage of Assets)	2.02%
Boston Partners Long/Short Equity Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	2.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	2.88%
Fee Waiver or Reimbursement	(0.61%)	[13]
Net Expenses (as a percentage of Assets)	2.27%
Boston Partners Long/Short Research Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.43%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.84%	[14]
Boston Partners Long/Short Research Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.43%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	2.09%	[14]
Boston Partners Small Cap Value Fund II
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Boston Partners Small Cap Value Fund II | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.10%	[15]
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	1.09%
Boston Partners Small Cap Value Fund II | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.10%	[15]
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	1.34%
WPG Partners Select Small Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
WPG Partners Select Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.03%)	[16]
Net Expenses (as a percentage of Assets)	1.10%
WPG Partners Small Cap Value Diversified Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
WPG Partners Small Cap Value Diversified Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.11%)	[17]
Net Expenses (as a percentage of Assets)	1.10%
Campbell Systematic Macro Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Campbell Systematic Macro Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.64%
Distribution and Service (12b-1) Fees	0.25%	[18]
Other Expenses (as a percentage of Assets):	0.21%	[19]
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(0.09%)	[20]
Net Expenses (as a percentage of Assets)	2.01%
Campbell Systematic Macro Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.64%
Distribution and Service (12b-1) Fees	0.00%	[18]
Other Expenses (as a percentage of Assets):	0.21%	[19]
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(0.09%)	[20]
Net Expenses (as a percentage of Assets)	1.76%
Campbell Systematic Macro Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.64%
Distribution and Service (12b-1) Fees	1.00%	[18]
Other Expenses (as a percentage of Assets):	0.21%	[19]
Expenses (as a percentage of Assets)	2.85%
Fee Waiver or Reimbursement	(0.09%)	[20]
Net Expenses (as a percentage of Assets)	2.76%
F/m Emerald Life Sciences Innovation ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
F/m Emerald Life Sciences Innovation ETF | F/m Emerald Life Sciences Innovation ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.25%)	[21]
Net Expenses (as a percentage of Assets)	0.54%
Free Market U.S. Equity Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.22%	[22]
Expenses (as a percentage of Assets)	0.76%
Free Market International Equity Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.30%	[23]
Expenses (as a percentage of Assets)	0.85%
Free Market Fixed Income Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.10%	[24]
Expenses (as a percentage of Assets)	0.64%
Matson Money U.S. Equity VI Portfolio | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.23%	[25]
Expenses (as a percentage of Assets)	0.96%
Matson Money International Equity VI Portfolio | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.33%	[26]
Expenses (as a percentage of Assets)	1.11%
Matson Money Fixed Income VI Portfolio | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.11%	[27]
Expenses (as a percentage of Assets)	0.86%
Motley Fool 100 Index ETF | Motley Fool 100 Index ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Motley Fool Global Opportunities ETF | Motley Fool Global Opportunities ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Motley Fool Mid-Cap Growth ETF | Motley Fool Mid-Cap Growth ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Net Expenses (as a percentage of Assets)	0.85%
Motley Fool Small-Cap Growth ETF | Motley Fool Small-Cap Growth ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Motley Fool Next Index ETF | Motley Fool Next Index ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Motley Fool Capital Efficiency 100 Index ETF | Motley Fool Capital Efficiency 100 Index ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Oakhurst Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Oakhurst Fixed Income Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.14%)	[28]
Net Expenses (as a percentage of Assets)	0.60%	[28]
Oakhurst Fixed Income Fund | Retail Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.14%)	[28]
Net Expenses (as a percentage of Assets)	0.85%	[28]
Optima Strategic Credit Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Optima Strategic Credit Fund | Founders Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%	[29]
Component1 Other Expenses	0.70%
Other Expenses (as a percentage of Assets):	0.76%
Acquired Fund Fees and Expenses	0.15%	[30]
Expenses (as a percentage of Assets)	2.11%
Fee Waiver or Reimbursement	(0.01%)	[31]
Net Expenses (as a percentage of Assets)	2.10%	[31]
Optima Strategic Credit Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%	[29]
Component1 Other Expenses	0.70%	[32]
Other Expenses (as a percentage of Assets):	0.76%	[32]
Acquired Fund Fees and Expenses	0.15%	[30]
Expenses (as a percentage of Assets)	2.36%
Fee Waiver or Reimbursement	(0.01%)	[31]
Net Expenses (as a percentage of Assets)	2.35%	[31]
SGI U.S. Large Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
SGI U.S. Large Cap Equity Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	0.00%	[33]
Net Expenses (as a percentage of Assets)	0.98%
SGI U.S. Large Cap Equity Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	0.00%	[33]
Net Expenses (as a percentage of Assets)	1.23%
SGI U.S. Large Cap Equity Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	0.00%	[33]
Net Expenses (as a percentage of Assets)	1.98%
SGI Global Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
SGI Global Equity Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%	[34]
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.22%)	[35]
Net Expenses (as a percentage of Assets)	0.84%
SGI Global Equity Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%	[34]
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.22%)	[35]
Net Expenses (as a percentage of Assets)	1.09%
SGI Global Equity Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.36%	[34]
Expenses (as a percentage of Assets)	2.06%
Fee Waiver or Reimbursement	(0.22%)	[35]
Net Expenses (as a percentage of Assets)	1.84%
SGI Small Cap Core Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
SGI Small Cap Core Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.06%)	[36]
Net Expenses (as a percentage of Assets)	1.23%
SGI U.S. Large Cap Equity VI Portfolio | SGI U.S. Large Cap Equity VI Portfolio Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[37]
Expenses (as a percentage of Assets)	0.90%
SGI Peak Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
SGI Peak Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.00%	[38]
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.08%)	[39]
Net Expenses (as a percentage of Assets)	1.08%
SGI Prudent Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
SGI Prudent Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.00%	[40]
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	0.00%	[41]
Net Expenses (as a percentage of Assets)	1.16%
SGI U.S. Large Cap Core ETF | SGI U.S. Large Cap Core ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
SGI Dynamic Tactical ETF | SGI Dynamic Tactical ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.37%	[42]
Expenses (as a percentage of Assets)	1.32%
SGI Enhanced Global Income ETF | SGI Enhanced Global Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%	[43]
Expenses (as a percentage of Assets)	0.98%
SGI Enhanced Core ETF | SGI Enhanced Core ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%	[44]
Expenses (as a percentage of Assets)	0.98%
SGI Enhanced Nasdaq-100 ETF | SGI Enhanced Nasdaq-100 ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.98%
SGI Enhanced Market Leaders ETF | SGI Enhanced Market Leaders ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[45]
Expenses (as a percentage of Assets)	0.59%
F/m US Treasury 30 Year Bond ETF | F/m US Treasury 30 Year Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
F/m US Treasury 20 Year Bond ETF | F/m US Treasury 20 Year Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
F/m US Treasury 10 Year Note ETF | F/m US Treasury 10 Year Note ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
F/m US Treasury 7 Year Note ETF | F/m US Treasury 7 Year Note ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
F/m US Treasury 5 Year Note ETF | F/m US Treasury 5 Year Note ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
F/m US Treasury 3 Year Note ETF | F/m US Treasury 3 Year Note ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
F/m US Treasury 2 Year Note ETF | F/m US Treasury 2 Year Note ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
F/m US Treasury 12 Month Bill ETF | F/m US Treasury 12 Month Bill ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
F/m US Treasury 6 Month Bill ETF | F/m US Treasury 6 Month Bill ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
F/m US Treasury 3 Month Bill ETF | F/m US Treasury 3 Month Bill ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
F/m 6-Month Investment Grade Corporate Bond ETF | F/m 6-Month Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[46]
Expenses (as a percentage of Assets)	0.15%
F/m 9-18 Month Investment Grade Corporate Bond ETF | F/m 9-18 Month Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[47]
Expenses (as a percentage of Assets)	0.15%
F/m 2-Year Investment Grade Corporate Bond ETF | F/m 2-Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
F/m 3-Year Investment Grade Corporate Bond ETF | F/m 3-Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
F/m 5-Year Investment Grade Corporate Bond ETF | F/m 5-Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[48]
Expenses (as a percentage of Assets)	0.15%
F/m 7-Year Investment Grade Corporate Bond ETF | F/m 7-Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[49]
Expenses (as a percentage of Assets)	0.15%
F/m 10-Year Investment Grade Corporate Bond ETF | F/m 10-Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
F/m 20-Year Investment Grade Corporate Bond ETF | F/m 20-Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[50]
Expenses (as a percentage of Assets)	0.15%
F/m 30-Year Investment Grade Corporate Bond ETF | F/m 30-Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[51]
Expenses (as a percentage of Assets)	0.15%
F/m 15+ Year Investment Grade Corporate Bond ETF | F/m 15+ Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[52]
Expenses (as a percentage of Assets)	0.15%
F/m Compoundr High Yield Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
F/m Compoundr High Yield Bond ETF | F/m Compoundr High Yield Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[53]
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.24%)	[54]
Net Expenses (as a percentage of Assets)	0.26%
F/m Compoundr U.S. Treasury 10-Year Note ETF | F/m Compoundr U.S. Treasury 10-Year Note ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.16%	[55]
Expenses (as a percentage of Assets)	0.50%
F/m Compoundr U.S. Aggregate Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
F/m Compoundr U.S. Aggregate Bond ETF | F/m Compoundr U.S. Aggregate Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[56]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.14%)	[57]
Net Expenses (as a percentage of Assets)	0.26%
F/m High Yield 100 ETF | F/m High Yield 100 ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[58]
Expenses (as a percentage of Assets)	0.39%
F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[59]
Expenses (as a percentage of Assets)	0.19%
F/m Small Cap Core ETF | F/m Small Cap Core ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[60]
Expenses (as a percentage of Assets)	0.65%
F/m Small Cap Growth ETF | F/m Small Cap Growth ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[61]
Expenses (as a percentage of Assets)	0.65%
F/m SMID Equity ETF | F/m SMID Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[62]
Expenses (as a percentage of Assets)	0.65%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[63]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[64]
Expenses (as a percentage of Assets)	0.17%
F/m Yield Curve Steepening Strategy ETF | F/m Yield Curve Steepening Strategy ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
F/m Yield Curve Flattening Strategy ETF | F/m Yield Curve Flattening Strategy ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
F/m Rising Interest Rates Strategy ETF | F/m Rising Interest Rates Strategy ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
F/m Falling Interest Rates Strategy ETF | F/m Falling Interest Rates Strategy ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
F/m Opportunistic Income ETF | F/m Opportunistic Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.04%	[65]
Expenses (as a percentage of Assets)	0.43%
F/M INVESTMENTS LARGE CAP FOCUSED FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.02%	[66]
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.21%)	[67]
Net Expenses (as a percentage of Assets)	1.17%
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.02%	[66]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.21%)	[67]
Net Expenses (as a percentage of Assets)	0.92%

[1]	Management Fees include advisory fees paid to both Abbey Capital Limited (the “Adviser”) and one or more trading advisers (the “Trading Advisers”). There are no performance fees charged by the Adviser or Trading Advisers either at the Fund or at the Fund’s wholly-owned Subsidiaries.
[2]	The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.79%, 2.04%, 2.79% and 2.04% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares, Class C Shares and Class T Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.79%, 2.04%, 2.79% or 2.04%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026 for Class I Shares, Class A Shares, Class C Shares and Class T Shares, and may not be terminated prior to that date without the approval of the Board of Directors of The RBB Fund, Inc. (the “Company”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.79%, 2.04%, 2.79% and 2.04%, as applicable, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[3]	“Other Expenses” for Class T Shares, which had not commenced operations as of the date of this Prospectus, are estimated for the current fiscal year.
[4]	Management Fees include advisory fees paid to both Abbey Capital Limited (the “Adviser”) and one or more trading advisers (the “Trading Advisers”). There are no performance fees charged by the Adviser or Trading Advisers either at the Fund or at the Fund’s wholly-owned Subsidiaries.
[5]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. AFFE are estimated for the current fiscal year.
[6]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE. Without AFFE, the Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements would be 1.79%, 2.04% and 2.79% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively.
[7]	The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.79%, 2.04% and 2.79% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.79%, 2.04% or 2.79%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026 for Class I Shares, Class A Shares and Class C Shares, and may not be terminated prior to that date without the approval of the Board of Directors of The RBB Fund, Inc. (the “Company”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.79%, 2.04% and 2.79%, as applicable, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[8]	The Fund is currently only available to clients of the Fund’s investment adviser, Altair Advisers LLC (the “Adviser”) and to other investors at the Fund’s discretion. Investors in the Fund who are also clients of the Adviser will incur additional fees based on the total assets of the client under management with the Adviser. The Adviser does not receive a separate management fee from the Fund, although the Adviser is reimbursed for out-of-pocket expenses in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets. The management fee shown above reflects the aggregate fees paid by the Fund to the Sub-Advisers for the fiscal year ended August 31, 2025, plus reimbursements to the Adviser for out-of-pocket expenses. Investors in the Fund who are also clients of the Adviser should review the information provided separately by the Adviser for a discussion of fees and expenses charged by the Adviser.
[9]	The Fund is currently only available to clients of the Fund’s investment adviser, Altair Advisers LLC (the “Adviser”) and to other investors at the Fund’s discretion. Investors in the Fund who are also clients of the Adviser will incur additional fees based on the total assets of the client under management with the Adviser. The Adviser does not receive a separate management fee from the Fund, although the Adviser is reimbursed for compliance expenses in connection with managing the Fund, up to 0.03% of the Fund’s average daily net assets. The management fee shown above reflects the aggregate fees paid by the Fund to the Sub-Advisers for the fiscal year ended August 31, 2025, plus reimbursements to the Adviser for out-of-pocket expenses. Investors in the Fund who are also clients of the Adviser should review the information provided separately by the Adviser for a discussion of fees and expenses charged by the Adviser.
[10]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) exceeds 0.80% or 1.05% of the average daily net assets attributable to the Fund’s Institutional Class shares or Investor Class shares of the Fund, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.80% or 1.05% of the average daily net assets attributable to the Fund’s Institutional Class shares or Investor Class shares of the Fund, respectively: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year for Institutional Class or Investor Class shares are less than 0.80% or 1.05%, respectively, or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[11]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”) has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 0.95% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.95%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.95% or the expense cap then in effect, or whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[12]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”) has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 0.90% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.90%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. (the “Board”). If at any time the Fund’s Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.90% or the expense cap then in effect, or whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[13]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.96% or 2.21% of the average daily net assets attributable to the Fund’s Institutional Class shares or Investor Class shares of the Fund, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.96% or 2.21% of the average daily net assets attributable to the Fund’s Institutional Class shares or Investor Class shares of the Fund, respectively: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year for Institutional Class or Investor Class shares are less than 1.96% or 2.21%, respectively, or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[14]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.50% or 1.75% of the average daily net assets attributable to the Fund’s Institutional Class shares or Investor Class shares of the Fund, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.50% or 1.75% of the average daily net assets attributable to the Fund’s Institutional Class shares or Investor Class shares of the Fund, respectively: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year for Institutional Class or Investor Class shares are less than 1.50% or 1.75%, respectively, or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[15]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[16]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”) has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time, the Fund’s total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.10% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[17]	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”) has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time, the Fund’s total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.10% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[18]	The Fund has adopted a distribution plan for Class A Shares and Class C Shares pursuant to Rule 12b-1 (“Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”) that permits payments of up to 0.25% as a percentage of average daily net assets of the Fund’s Class A Shares and payments of up to 1.00% as a percentage of average daily net assets of the Fund’s Class C Shares.
[19]	“Other Expenses” includes Acquired Fund Fees and Expenses (“AFFE), which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[20]	Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 1.75%, and 2.75% of the Fund’s average daily net assets for Class A Shares, Class I Shares, and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 2.00%, 1.75%, and 2.75%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 2.00%, 1.75%, and 2.75%, as applicable, the Adviser may recoup from the Fund any waived amount or other payments remitted by the Adviser within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement and the expense limitations that are current in effect.
[21]	The Fund’s investment adviser, F/m Investments LLC (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund Operating Expenses (excluding certain items discussed below) for the Fund’s Shares exceeds 0.54% of the average daily net assets attributable to the Fund’s Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 0.54%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.54% or the expense cap then in effect, whichever is less, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed (i) expense limitations that were in effect at the time of the waiver or reimbursement, or (ii) the current expense limitations.
[22]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[23]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[24]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[25]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[26]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[27]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[28]	Under the terms of the expense limitation agreement entered into by The RBB Fund, Inc. (the “Company”) and F/m Investments LLC (the “Adviser”), contractually agreed to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses’) to an amount not exceeding 0.60% and 0.85% of the Fund’s average daily net assets attributable to the Institutional Class Shares and Retail Class Shares, respectively, to December 31, 2026. Management fee reductions and Other Expenses absorbed by the Adviser are subject to repayment by the Fund for a period of 3 years following the date such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses’) to exceed either: (i) the expense limitation in effect at the time such fees and expenses were waived or absorbed; or (ii) any expense limitation in effect at the time the Adviser seeks reimbursement of such fees and expenses. This agreement may be terminated by either party upon 60 days’ prior written notice, provided, however, the Adviser may not terminate this agreement without the approval of the Board of Directors of the Company and this agreement will terminate automatically if the Adviser ceases to serve as investment adviser to the Fund.
[29]	The Fund has adopted a distribution plan for Investor Class Shares pursuant to Rule 12b-1 (“Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”) that permits payments of up to 0.25% as a percentage of average daily net assets of the Fund’s Investor Class Shares.
[30]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[31]	Optima Asset Management LLC (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.25% and 1.50% of the Fund’s average daily net assets attributable to Founders Class Shares and Investor Class Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.25% and 1.50%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026, for Founders Class Shares and Investor Class Shares and may not be terminated without the approval of the Board of Directors (the “Board”) of The RBB Fund, Inc (the “Company”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.25% or 1.50%, as applicable, the Adviser may recoup from the Fund any waived amount or other payments remitted by the Adviser within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[32]	“Other Expenses” and “Dividend and Interest Expenses” for Investor Class Shares, which had not commenced operations as of the date of this Prospectus, are estimated for the current fiscal year.
[33]	Summit Global Investments, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2026 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 0.98%, 1.23% and 1.98% of the Fund’s average daily net assets attributable to Class I Shares, Class A and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and are expected to cause net Total Annual Fund Operating Expenses to exceed 0.98%, 1.23% or 1.98%, as applicable: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2026 without the approval of the Board of Directors of the Company. If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.98%, 1.23% and 1.98% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[34]	“Other Expenses” for Class A Shares and Class C Shares, which had not commenced operations as of the date of this Prospectus, are estimated based on Class I Shares for the current fiscal year.
[35]	Summit Global Investments, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2026, to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 0.84%, 1.09%, and 1.84% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and are expected to cause net Total Annual Fund Operating Expenses to exceed 0.84%,1.09% or 1.84%, as applicable: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before
[36]	Summit Global Investments, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2026, to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and are expected to cause net Total Annual Fund Operating Expenses to exceed 1.23%: Acquired Fund Fees and Expenses (“AFFE”), short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2026, without the approval of the Board of Directors of the Company. If at any time the Fund’s Total Annual Fund Operating Expenses (not including AFFE, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[37]	“Other Expenses” are estimated for the current fiscal year.
[38]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[39]	Summit Global Investments, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2026 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.95% of the average daily net assets attributable to the Fund’s Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: fund services administrative fee, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2026 without the approval of the Board of Directors of the Company. If at any time the Fund’s Total Annual Fund Operating Expenses (not including fund services administrative fee, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.95% of the average daily net assets attributable to the Fund’s Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[40]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses have been restated for the current fiscal year.
[41]	Summit Global Investments, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2026 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.95% of the average daily net assets attributable to the Fund’s Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: fund services administrative fee, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2026 without the approval of the Board of Directors of the Company. If at any time the Fund’s Total Annual Fund Operating Expenses (not including fund services administrative fee, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.95% of the average daily net assets attributable to the Fund’s Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[42]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[43]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[44]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[45]	“Other Expenses” are estimated for the current fiscal year.
[46]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[47]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[48]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[49]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[50]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[51]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[52]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[53]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.
[54]	F/m Investments LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding AFFE, brokerage commissions, extraordinary items, interest or taxes) is limited to 0.25% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2026, and may not be terminated prior to that date without the approval of the Board of Directors of The RBB Fund, Inc.
[55]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. AFFE is estimated for the current fiscal year.
[56]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude AFFE.
[57]	F/m Investments LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding AFFE, brokerage commissions, extraordinary items, interest or taxes) is limited to 0.25% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2026, and may not be terminated prior to that date without the approval of the Board of Directors of The RBB Fund, Inc.
[58]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[59]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[60]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[61]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[62]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[63]	Prior to September 15, 2025, the unitary management fee was 0.25%.
[64]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
[65]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[66]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[67]	F/m Investments LLC (the “Adviser”) has contractually agreed to reduce its investment advisory fee and to absorb Fund expenses (a “Waiver/Reimbursement”) to the extent necessary to limit total annual operating expenses (excluding interest, taxes, AFFE, distribution and/or service fees, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding a percentage of average daily net assets of 1.15% for Investor Class shares and 0.90% for Institutional Class shares through December 31, 2026. Any such Waiver/Reimbursement is subject to repayment by the Fund for a period of 3 years following the date of the Waiver/Reimbursement but only if such recoupment can be achieved without exceeding the expense limitation in place at the time of the Waiver/Reimbursement.